VY Morgan Stanley Global Franchise Portfolio Expense Example - VY Morgan Stanley Global Franchise Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 159
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,887
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,210
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,497
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	$ 1,666